Investment in Joint Ventures (Reconciliation Of Joint Venture's Financial Information To Carrying Amount) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Investment in joint venture, beginning balance	[1]	$ 2,797
Investment in joint venture, ending balance		1,644	$ 2,797	[1]
2562961 Ontario Ltd. [member]
Disclosure of joint ventures [line items]
Investment in joint venture, beginning balance		2,157
Equity investment in joint venture		1,372	2,030
Joint venture earnings during the year		(52)	(1)
Foreign currency translation (loss) gain		(233)	126
Investment in joint venture, ending balance		3,348	2,157
Unrealized (gains) losses on sales		56	71
Adjusted net assets		3,404	2,228
Company's share of net assets using the HLBV method		1,570	1,092
Plus: Capitalization of legal costs		93	93
Less: amortization of deferred loss on disposal		(19)	(9)
Investment in joint venture, ending balance		$ 1,644	$ 1,176
Kolon Water And Energy Co. Ltd [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		49.00%

[1]	Restated (Note 5)